Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 956,049	$ 698,537	$ 698,537	$ 698,537
Less: Accumulated Depreciation	(700,179)	(680,475)	(680,475)	(614,394)
Property and Equipment, Net	255,870	18,062	18,062	84,143
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	466,397	466,397	466,397	466,397
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	184,524	184,524	184,524	184,524
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 47,616	$ 47,616	$ 47,616